Contract Balances - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Deferred Revenue Revenue Recognized For Future Periods	¥ 210,756